S000013697 [Member] Investment Objectives and Goals - iShares 1-5 Year Investment Grade Corporate Bond ET	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® 1-5 YEAR INVESTMENT GRADE CORPORATE BOND ETFTicker: IGSBStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares 1-5 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities between one and five years.